Short-term bank borrowing (Tables)	12 Months Ended
Dec. 31, 2017
Short-term bank borrowing
Schedule of short-term bank borrowing
	As of December 31,
	2016	2017
	RMB	RMB

PRC domestic commercial banks	450,000	250,000

	450,000	250,000